
      As filed with the Securities and Exchange Commission on September 30, 2010

                                            1933 Act Registration No. 333-159954

                                             1940 Act Registration No. 811-21029

                                                             CIK No. 0001164757

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 2

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 46

        Lincoln Life & Annuity Flexible Premium Variable Life Account Y

                           (Exact Name of Registrant)

                        American Legacy AssetEdgeSM VUL

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                           (Exact Name of Depositor)

                         100 Madison Street, Suite 1860

                               Syracuse, NY 13202

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire

                   Lincoln Life & Annuity Company of New York

                         100 Madison Street, Suite 1860

                               Syracuse, NY 13202

                    (Name and Address of Agent for Service)

                                    Copy to:

                                John L. Reizian

                  The Lincoln National Life Insurance Company

                               350 Church Street

                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

                 Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b)

/ / on August 16, 2010 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.

/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be

September 3, 2010.

The Prospectus and Statement of Additional Information, including the financials statements of Lincoln Life & Annuity Company of New York and the financial statements of Lincoln Life & Annuity Flexible Premium Variable Life Account Y, as submitted with Post-Effective Amendment No. 1 to Registration Statement on Form N-6 filed on April 21, 2010 (File No. 333-159954), are incorporated herein by reference.

Supplement Dated September 30, 2010

To the Product Prospectus for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account Y

American Legacy AssetEdge®

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference. Unless otherwise indicated, these changes are effective as of the date of this supplement.

Overview of the changes:

The Surrender Charge shown for a Representative Insured shown in the Surrender Charge disclosure in “Table I: Transaction Fees”, in the Charges and Fees section of the “POLICY SUMMARY” provision has been changed.  The Surrender Charge for the male Representative Insured has been changed from “$30.76 per $1000 of specified amount” to “$27.69 per $1000 of specified amount.”

The change noted above has resulted in changes in the numerical values in some of the representative calculations and tables included in the prospectus, dated May 1, 2010.  The tables, calculations and the sentences in which these numerical changes occur, including Appendix A, are set out below.

Please refer to the May 1, 2010 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

Changes to “Charges and Fees” (under “POLICY SUMMARY”, sub-section “Charges and Fees”):

The following replaces the “Charge for a Representative Insured” under the “Surrender Charge” section of Table I: Transaction Fees:

Charge	When Charge is Deducted	Amount Deducted
Surrender Charge*(1)

For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your policy. For up to 10 years from the Policy Date or up to 10 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.

Charge for a Representative Insured		For a male, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $27.69 per $1,000 of specified amount.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your financial advisor.

(1) During the life of the policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your policy’s Surrender Value as of the date of your request. If you wish to surrender more than 90% of your policy’s Surrender Value, you must request a Full Surrender of your policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your policy.)

Changes to “POLICY CHARGES AND FEES” section of the prospectus:

The following replaces the second paragraph of the “Full Surrenders” section:

For example, the Surrender Charge for a Full Surrender of a policy at the end of the sixth policy year for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000 which has not been increased would be: a) $11.01 multiplied by b) 1,000 ($1,000,000 divided by 1,000), or $11,010.

Changes to “APPENDIX A”

The following replaces the “Example of Surrender Charge Calculations” under Appendix A:

EXAMPLE OF SURRENDER CHARGE CALCULATIONS:

The following hypothetical examples demonstrate the impact of Surrender Charges under different scenarios for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000, no Indebtedness, assumed investment return of 8.00% (7.26% net) and a planned annual Premium Payment of $15,000:

1)              Fully surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge	Surrender Value
1	10,303	26,310	0
5	59,539	14,340	45,199
10	143,001	0	143,001

In the table above, the Surrender Charge at the end of year 1 would be:

a)              $26.31 multiplied by

b)             1,000 ($1,000,000 divided by 1,000), or $26,310.

2)              Decrease the Initial Specified Amount by $250,000 from $1,000,000 to $750,000 at the end of the representative policy years shown:

End of Year	Surrender Charge
1	6,578
5	3,585
11	0

In the table above, the Surrender Charge at the end of year 1 would be:

a)              26.31  multiplied by

b)             250 ($250,000 divided by 1,000), or $6,578.

3)              Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 3, at attained age 48, standard non-tobacco, and then fully surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge	Surrender Value
5	50,738	14,340	10,825	25,165	25,573
7	74,054	7,670	6,975	14,645	59,409
9	100,360	0	3,120	3,120	97,240
12	152,413	0	0	0	152,413

In the table above, the surrender charge at the end of year 5 would be:

a)

(i)   14.34 multiplied by

(ii)  1,000 ($1,000,000 divided by 1,000), plus

b)

(i)   21.65 multiplied by

(ii)  500 ($500,000 divided by 1,000), or $25,165.

•                  At the end of year 5 and 7, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.

•                  At the end of year 9, the Surrender Charge for the Initial Specified Amount would have expired.

•                  At the end of year 12, the Surrender Charge for both the Initial and additional specified amount would have expired.

4)              Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 3, at attained age 48, standard non-tobacco, and then decrease the specified amount by $900,000 from $1,500,000 to $600,000 at the end of the representative policy year shown:

End of Year	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge
5	5,736	10,825	16,561
9	0	3,120	3,120
12	0	0	0

In the table above, the surrender charge at the end of year 9 would be:

a)

(i)   14.34 multiplied by

(ii)  400 ($400,000 divided by 1,000), plus

b)

(i)   21.65 multiplied by

(ii)  500 ($500,000 divided by 1,000), or $16,561.

•                  At the end of year 5, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.

•                  At the end of year 9, the Surrender Charge for the Initial Specified Amount would have expired.

•                  At the end of year 12, the Surrender Charge for both the Initial and additional specified amount would have expired.


                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of

    New York and related documents authorizing establishment of the Account

    (1)

(2) Not applicable.

(3) (a) Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc (3)

     (b) Selling Group Agreement (1)

(4) (a) Policy Form LN698 NY (14)

     (b) Change of Insured Rider - Policy Form LN496 NY (5)

     (c) Estate Tax Repeal Rider - Policy Form LR511 NY (6)

     (d) Overloan Protection Rider - Policy Form LR540 (7)

     (e) Waiver of Monthly Deduction Rider - Policy Form LR436 LNY, LR437 LNY

    (8)

(5) (a) Application - Policy Form LFF06300-18 (4)

(6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York

(10)

     (b) Bylaws of Lincoln Life & Annuity Company of New York (10)

(7) Form of Reinsurance Contracts (7)

(8) Fund Participation Agreement, and amendments thereto, between The Lincoln

National Life Insurance Company and American Fund Insurance Series.(2)

(9) (a) Accounting and Financial Administrative Services Agreement dated

    October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life

    Insurance Company and Lincoln Life & Annuity Company of New York (12)

   (b) Amended and Restated Service Agreement by and between Lincoln Life &

      Annuity Company of New York and The Lincoln National Life Insurance

      Company, effective January 1, 2004 (11)

(10) Not applicable.

(11) Opinion and Consent of Counsel

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting

Firm.

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures (2)

___________________________

(1) Incorporated by reference to Pre-Effective Amendment No. 1 on Form S-6

(File No. 333-81886) filed on May 10, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6

(File No. 333-155333) filed on April 1, 2010.

(3) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4

(File No. 333-145531) filed on November 16, 2007.

(4) Incorporated by reference to Registration Statement on Form N-6 (File No.

333-155333) filed on November 13, 2008.

(5) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6

(File No. 333-42507) filed on April 20, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6

(File No. 333-52194) filed on November 13, 2001.

(7) Incorporated by reference to Registration Statement on Form N-6 (File No.

333-148917) filed on January 29, 2008

(8) Incorporated by reference to Registration Statement on Form S-6 (File No.

333-42507) filed on December 17, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 11 on Form N-4

     (File No. 333-145531) filed on August 26, 2010.


(10) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 333-77496) filed on April

     2, 2007.

(11) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6

     (File No. 333-84684) filed on April 7, 2004.

(12) Incorporated herein by reference to the Registration Statement on Form N-4

(File No. 333-147673) filed on November 28, 2007.

Item 27. Directors and Officers of the Depositor




Name                               Positions and Offices with Depositor

--------------------------------   -----------------------------------------------------------------------


Charles C. Cornelio**              Executive Vice President and Chief Administrative Officer and Director

Frederick J. Crawford**            Executive Vice President, Chief Financial Officer and Director

Robert W. Dineen***                Director

Lawrence A. Samplatsky****         Vice President and Chief Compliance Officer

Dennis R. Glass**                  President, Chief Executive Officer and Director

George W. Henderson, III           Director

Granville Capital

300 North Greene Street

Greensboro, NC 27401

Mark E. Konen*****                 Senior Vice President and Director

M. Leanne Lachman                  Director

870 United Nations Plaza, #19-E

New York, NY 10017

Louis G. Marcoccia                 Director

Senior Vice President

Syracuse University

Crouse-Hinds Hall, Suite 620

900 South Crouse Avenue

Syracuse, NY 13244

Patrick S. Pittard                 Director

20 Cates Ridge

Atlanta, GA 30327

Robert O. Sheppard*                Second Vice President, Secretary and General Counsel



   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY

   13202

     ** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

        *** Principal business address is Center Square West Tower, 1500 Market

Street, Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

*****     Principal business address is 100 North Greene Street, Greensboro, NC

27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company

Holding Company System (9)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company

     of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors,

     officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

                                      B-2


     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit

     No. 6(b) hereto) for the full text of the indemnification provisions.

     Indemnification is permitted by, and is subject to the requirements of,

     New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities

      Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities

     Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item

     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,

     unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. currently serves as Principal

      Underwriter for; Lincoln Life & Annuity Variable Annuity Account H;

      Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B;

      Lincoln National Variable Annuity Account L; Lincoln Life & Annuity

      Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium

      Variable Life Account M; Lincoln New York Account N for Variable

      Annuities; LLANY Separate Account R for Flexible Premium Variable Life

      Insurance; LLANY Separate Account S for Flexible Premium Variable Life

      Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life

      Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:




Name                       Positions and Offices with Underwriter

------------------------   ------------------------------------------------


Anant Bhalla*              Vice President and Treasurer

Patrick J. Caulfield**     Vice President and Chief Compliance Officer

Joel Schwartz*             Vice President and Director

James Ryan*                Vice President and Director

Keith S. Ryan***           Vice President and Chief Financial Officer

Wilford H. Fuller*         President, Chief Executive Officer and Director

Linda Woodward***          Secretary



      * Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

         ** Principal business address is 350 Church Street, Hartford, CT 06103

  *** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

   **** Principal business address is 100 Madison Street, Suite 1860, Syracuse,

NY 13202

     (c) N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity

Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202.

All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton

Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire

03301. The accounting records are maintained by Bank of New York Mellon, N.A.,

One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies,

in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                      B-3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account Y, has duly caused this Post-Effective Amendment 2 to the Registration Statement on Form N-6 (File No.: 333-159954; 811-21029; CIK0001164757) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 30th day of September, 2010.

Lincoln Life & Annuity Flexible Premium
Variable Life Account Y
(Registrant)

By:	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

By:	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment 2 to the Registration Statement (File No.: 333-159954; 811-21029; CIK: 0001164757) has been signed below on September 30, 2010, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

	Signature	Title

	/s/ Dennis R. Glass *	President
Dennis R. Glass

	/s/ Charles C. Cornelio *	Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

	/s/ Frederick J. Crawford *	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

	/s/ C. Phillip Elam II *	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

	/s/ Robert W. Dineen *	Director
Robert W. Dineen

	/s/ George W. Henderson, III *	Director
George W. Henderson, III

	/s/ Mark E. Konen *	Director
Mark E. Konen

	/s/ M. Leanne Lachman *	Director
M. Leanne Lachman

	/s/ Louis G. Marcoccia *	Director
Louis G. Marcoccia

	/s/ Patrick S. Pittard *	Director
Patrick S. Pittard

*By:	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-of-Attorney filed with this Registration Statement